UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Information Technology Index Fund Schedule of Investments May 31, 2005
	Shares	Market Value ($000)

COMMON STOCKS (100.4%)

Advertising Agencies (0.1%)
* ValueClick, Inc.	1,298	$14
* aQuantive, Inc.	817	13
* Marchex, Inc.	273	4

		31

Chemicals (0.0%)
* Cabot Microelectronics Corp.	383	12

Commercial Information Services (0.1%)
* Ask Jeeves, Inc.	740	22
* CMGI Inc.	5,889	13
infoUSA Inc.	650	8

		43

Communications Technology (16.5%)
* Cisco Systems, Inc.	103,197	2,000
QUALCOMM Inc.	26,275	979
Motorola, Inc.	39,144	680
* Corning, Inc.	22,827	358
* Lucent Technologies, Inc.	72,222	203
* Juniper Networks, Inc.	7,420	190
* NCR Corp.	3,052	112
Scientific-Atlanta, Inc.	2,514	84
* Comverse Technology, Inc.	3,212	76
* McAfee Inc.	2,623	75
* Avaya Inc.	7,025	64
Harris Corp.	2,196	63
* Tellabs, Inc.	7,155	59
Symbol Technologies, Inc.	3,868	45
* ADC Telecommunications, Inc.	1,930	35
* JDS Uniphase Corp.	22,111	34
* 3Com Corp.	6,452	24
ADTRAN Inc.	1,044	23
* Avocent Corp.	813	23
* Anixter International Inc.	510	19
* TIBCO Software Inc.	3,021	19
* Foundry Networks, Inc.	1,919	18
* Brocade Communications Systems, Inc.	4,268	17
* CIENA Corp.	7,636	17
* CSG Systems International, Inc.	807	15
* CommScope, Inc.	851	14
* WebEx Communications, Inc.	520	14
* Sonus Networks, Inc.	2,802	12
* Tekelec	884	12
* Sycamore Networks, Inc.	3,403	12
* UTStarcom, Inc.	1,533	11
* j2 Global Communications, Inc.	317	11
Black Box Corp.	278	10
* Ixia	500	9
* Aspect Communications Corp.	895	9
Talx Corp.	297	8
* Extreme Networks, Inc.	1,729	8
* ViaSat, Inc.	366	7
* Harmonic, Inc.	1,160	7
Inter-Tel, Inc.	297	6
* Secure Computing Corp.	521	6
* Comtech Telecommunications Corp.	133	5
* NETGEAR, Inc.	242	5
* Novatel Wireless, Inc.	379	5
* Westell Technologies, Inc.	763	5
* InterVoice, Inc.	500	4
* Standard Microsystem Corp.	251	4
* Entrust, Inc.	944	4
* Anaren, Inc.	309	4
* Ditech Communications Corp.	493	4
Bel Fuse, Inc. Class B	116	3
* SeaChange International, Inc.	391	3
* Atheros Communications	332	3
* Finisar Corp.	2,457	3
* Echelon Corp.	424	3
* REMEC Inc	391	2
* Oplink Communications, Inc.	1,339	2
* Ulticom, Inc.	183	2
Bel Fuse, Inc. Class A	39	1
* Avanex Corp.	343	0
* Enterasys Networks, Inc.	168	0
* Net2Phone, Inc.	79	0

		5,450

Computer Services Software & Systems (24.5%)
Microsoft Corp.	156,339	4,034
* Oracle Corp.	62,544	802
Adobe Systems, Inc.	7,764	257
* Symantec Corp.	11,328	256
Computer Associates International, Inc.	7,611	208
* Accenture Ltd.	7,897	184
* Veritas Software Corp.	6,936	173
Autodesk, Inc.	3,781	150
* Computer Sciences Corp.	3,098	143
* Intuit, Inc.	2,906	126
* Cognizant Technology Solutions Corp.	2,169	104
* Affiliated Computer Services, Inc. Class A	1,980	102
* Siebel Systems, Inc.	7,880	73
* Citrix Systems, Inc.	2,788	70
* Mercury Interactive Corp.	1,441	65
* Cadence Design Systems, Inc.	4,432	62
* BMC Software, Inc.	3,609	61
* BEA Systems, Inc.	6,325	53
* Macromedia, Inc.	1,147	51
* NAVTEQ Corp.	1,305	50
* QLogic Corp.	1,504	48
* Ceridian Corp.	2,433	46
* Compuware Corp.	6,333	43
* Novell, Inc.	6,223	36
* Red Hat, Inc.	2,590	33
* CACI International, Inc.	488	31
* Sybase, Inc.	1,518	31
* F5 Networks, Inc.	555	28
Reynolds & Reynolds Class A	1,024	28
* MICROS Systems, Inc.	616	28
* Parametric Technology Corp.	4,539	27
* Hyperion Solutions Corp.	616	27
Acxiom Corp.	1,327	24
* Akamai Technologies, Inc.	1,743	24
* Anteon International Corp.	514	23
National Instruments Corp.	921	21
* Websense, Inc.	390	21
* Wind River Systems Inc.	1,194	20
* Progress Software Corp.	620	18
* BearingPoint, Inc.	2,683	18
* SRA International, Inc.	510	17
* ANSYS, Inc.	518	17
* Digitas Inc.	1,507	17
* Openwave Systems Inc.	1,045	16
* Electronics for Imaging, Inc.	837	16
* Macrovision Corp.	749	16
* Internet Security Systems, Inc.	688	15
* Transaction Systems Architects, Inc.	659	15
* Salesforce.com, Inc.	695	14
* Mentor Graphics Corp.	1,231	13
* Informatica Corp.	1,458	13
* Digital River, Inc.	452	12
* SafeNet, Inc.	369	12
* MicroStrategy Inc.	193	11
* Sapient Corp.	1,236	10
* Keane, Inc.	757	10
* Epicor Software Corp.	769	9
* Manhattan Associates, Inc.	446	9
* Equinix, Inc.	246	9
* SERENA Software, Inc.	477	9
* NetIQ Corp.	834	9
* RealNetworks, Inc.	1,694	9
* Quest Software, Inc.	650	9
* Borland Software Corp.	1,305	8
* Zoran Corp.	662	8
SS&C Technologies, Inc.	271	8
* Verint Systems Inc.	229	8
* Micromuse Inc.	1,268	8
* Ciber, Inc.	896	7
* ManTech International Corp.	250	7
* Pinnacle Systems, Inc.	999	6
* Packeteer, Inc.	483	6
* ScanSoft, Inc.	1,411	6
* Ariba, Inc.	910	6
* Kanbay International Inc.	263	5
* JDA Software Group, Inc.	419	5
* Altiris, Inc.	285	5
* SonicWALL, Inc.	842	5
* MRO Software Inc.	345	5
* Agile Software Corp.	760	5
* Verity, Inc.	560	5
* Jupitermedia Corp.	261	5
* Magma Design Automation, Inc.	597	5
* Open Solutions Inc.	265	5
* Vignette Corp.	4,032	5
* Interwoven Inc.	571	5
* SPSS, Inc.	249	4
* Lawson Software Inc.	720	4
* Concur Technologies, Inc.	444	4
* Opsware, Inc.	850	4
* SupportSoft, Inc.	803	4
* EPIQ Systems, Inc.	250	4
* webMethods, Inc.	765	4
* E.piphany Inc.	1,094	4
* OpenTV Corp.	1,223	3
* MatrixOne, Inc.	740	3
* Lionbridge Technologies, Inc.	647	3
* PEC Solutions, Inc.	187	3
* Tyler Technologies, Inc.	440	3
* SYNNEX Corp.	174	3
* Blue Coat Systems, Inc.	141	3
* ActivCard Corp.	602	2
* PDF Solutions, Inc.	210	2
* SeeBeyond Technology Corp.	698	2
* Blackboard Inc.	101	2
* Motive, Inc.	215	2
Syntel, Inc.	107	2
* Keynote Systems Inc.	113	1
* iGATE Corp.	284	1
* Gartner, Inc. Class A	120	1
QAD Inc.	150	1
* Pegasystems Inc.	160	1
* PalmSource, Inc.	64	1
* Digimarc Corp.	69	0
* Embarcadero Technologies, Inc.	35	0
Integral Systems, Inc.	9	0
* Manugistics Group, Inc.	89	0
Blackbaud, Inc.	9	0

		8,095

Computer Technology (20.5%)
International Business Machines Corp.	26,065	1,969
* Dell Inc.	35,695	1,424
Hewlett-Packard Co.	46,227	1,041
* EMC Corp.	38,256	538
* Apple Computer, Inc.	12,837	510
* Sun Microsystems, Inc.	54,931	209
Electronic Data Systems Corp.	8,331	164
* Network Appliance, Inc.	5,550	160
Seagate Technology	4,245	90
* NVIDIA Corp.	2,583	70
* SanDisk Corp.	2,631	69
* Storage Technology Corp.	1,792	58
* Western Digital Corp.	3,382	51
* Zebra Technologies Corp. Class A	1,061	45
* Synopsys, Inc.	2,491	45
* Unisys Corp.	5,365	39
* Ingram Micro, Inc. Class A	2,022	32
* Emulex Corp.	1,397	26
* Maxtor Corp.	4,192	23
Imation Corp.	547	21
* PalmOne, Inc.	701	20
* FileNET Corp.	669	19
* Hutchinson Technology, Inc.	399	16
* Intergraph Corp.	507	16
* Perot Systems Corp.	1,217	16
* UNOVA, Inc.	748	15
* RSA Security Inc.	1,160	14
* Gateway, Inc.	3,477	12
* Komag, Inc.	306	9
* Synaptics Inc.	365	7
* Quantum Corp.	2,680	7
* Adaptec, Inc.	1,734	7
* Advanced Digital Information Corp.	919	6
* Lexar Media, Inc.	1,126	6
* McDATA Corp. Class A	1,309	5
* Dot Hill Systems Corp.	614	3
* Silicon Graphics, Inc.	3,825	3
* FalconStor Software, Inc.	340	2
* InFocus Corp.	591	2
* Iomega Corp.	752	2
* McDATA Corp.	471	2
* Cray Inc.	886	1
* Safeguard Scientifics, Inc.	72	0

		6,774

Consumer Electronics (6.2%)
* Yahoo! Inc.	19,853	739
* Google Inc.	2,596	723
* Electronic Arts Inc.	4,979	262
* VeriSign, Inc.	4,142	134
* Activision, Inc.	3,012	47
* Take-Two Interactive Software, Inc.	1,117	29
* Earthlink, Inc.	2,424	26
* CNET Networks, Inc.	2,150	22
* THQ Inc.	669	19
* DoubleClick Inc.	1,933	16
* InfoSpace, Inc.	448	15
United Online, Inc.	755	10
* Midway Games Inc.	865	8
* Digital Theater Systems Inc.	175	3
* Atari, Inc.	544	1
* FindWhat.com	237	1

		2,055

Diversified Financial Services (0.1%)
* BISYS Group, Inc.	1,893	29
* Euronet Worldwide, Inc.	374	10

		39

Education—Services (0.0%)
Renaissance Learning, Inc.	146	3

Electrical & Electronics (0.2%)
* Benchmark Electronics, Inc.	668	21
* Power Integrations, Inc.	470	11
* Plexus Corp.	664	9
* TTM Technologies, Inc.	579	5
* OSI Systems Inc.	222	3
* Universal Display Corp.	340	3

		52

Electrical Equipment & Components (0.3%)
Molex, Inc. Class A	1,315	31
Molex, Inc.	1,003	27
* Littelfuse, Inc.	378	11
* MKS Instruments, Inc.	538	9
* Taser International Inc.	785	9
Technitrol, Inc.	587	8
Cohu, Inc.	311	6
CTS Corp.	556	6
* Sonic Solutions, Inc.	349	5

		112

Electronics (1.2%)
* Flextronics International Ltd.	9,125	117
Amphenol Corp.	1,427	60
* Sanmina-SCI Corp.	8,316	43
* Vishay Intertechnology, Inc.	2,731	35
* Avid Technology, Inc.	508	30
* FLIR Systems, Inc.	1,104	30
* Semtech Corp.	1,120	20
AVX Corp.	943	11
* Aeroflex, Inc.	1,241	10
Agilysys, Inc.	450	7
Park Electrochemical Corp.	290	7
Methode Electronics, Inc. Class A	531	6
BEI Technologies, Inc.	198	5
* Daktronics, Inc.	218	5
* Kopin Corp.	1,041	4
* Multi-Fineline Electronix, Inc.	207	3

		393

Electronics—Gauge & Meter (0.3%)
* Mettler-Toledo International Inc.	686	34
Tektronix, Inc.	1,453	33
* Itron, Inc.	377	15
Keithley Instruments Inc.	205	3
* Metrologic Instruments, Inc.	140	2

		87

Electronics—Medical Systems (0.0%)
Quality Systems, Inc.	33	2

Electronics—Semiconductors/Components (18.4%)
Intel Corp.	99,414	2,677
Texas Instruments, Inc.	27,480	760
Analog Devices, Inc.	5,947	221
Maxim Integrated Products, Inc.	5,270	208
Linear Technology Corp.	5,005	188
Xilinx, Inc.	5,689	158
* Broadcom Corp.	4,373	155
* Altera Corp.	6,075	135
* Marvell Technology Group Ltd.	3,188	131
National Semiconductor Corp.	5,812	117
* Micron Technology, Inc.	9,800	108
Microchip Technology, Inc.	3,385	100
* Advanced Micro Devices, Inc.	5,941	97
* Freescale Semiconductor, Inc. Class B	4,414	89
* Jabil Circuit, Inc.	2,646	77
* Arrow Electronics, Inc.	1,894	53
* International Rectifier Corp.	1,072	51
Intersil Corp.	2,477	46
* LSI Logic Corp.	6,312	46
* Freescale Semiconductor Inc. Class A	2,082	42
* Avnet, Inc.	1,995	42
* Agere Systems Inc.	2,812	38
* Cree, Inc.	1,234	37
* Fairchild Semiconductor International, Inc.	1,996	29
* MEMC Electronic Materials, Inc.	2,048	28
* Cypress Semiconductor Corp.	2,109	27
* PMC Sierra Inc.	2,948	26
* Integrated Circuit Systems, Inc.	1,216	26
* Rambus Inc.	1,508	23
* Atmel Corp.	7,251	22
* Integrated Device Technology Inc.	1,670	20
* Microsemi Corp.	973	20
* Silicon Laboratories Inc.	611	17
* Skyworks Solutions, Inc.	2,634	17
* OmniVision Technologies, Inc.	922	15
* RF Micro Devices, Inc.	3,100	14
* Tessera Technologies, Inc.	487	14
* Applied Micro Circuits Corp.	4,785	14
* Micrel, Inc.	1,066	12
* Silicon Image, Inc.	1,043	12
* FormFactor Inc.	446	12
* DSP Group Inc.	440	10
* SigmaTel Inc.	439	10
* ON Semiconductor Corp.	2,190	10
* Conexant Systems, Inc.	6,446	9
* Exar Corp.	637	9
* Vitesse Semiconductor Corp.	3,388	8
* Genesis Microchip Inc.	483	8
* Lattice Semiconductor Corp.	1,788	8
* Cirrus Logic, Inc.	1,357	7
* TriQuint Semiconductor, Inc.	1,982	7
* Amkor Technology, Inc.	1,628	6
* Actel Corp.	376	6
* Pixelworks, Inc.	568	5
* Silicon Storage Technology, Inc.	1,353	5
* Excel Technology, Inc.	181	5
* SiRF Technology Holdings, Inc.	317	4
* IXYS Corp.	304	4
* AMIS Holdings Inc.	337	4
* Integrated Silicon Solution, Inc.	551	4
* Virage Logic Corp.	299	3
* Pericom Semiconductor Corp.	380	3
* Mindspeed Technologies, Inc.	1,423	2
* ESS Technology, Inc.	487	2
* Transmeta Corp.	1,099	1

		6,064

Electronics—Technology (0.5%)
* Solectron Corp.	15,910	58
* Trimble Navigation Ltd.	844	34
* The Titan Corp.	1,377	30
* Coherent, Inc.	468	15
* Checkpoint Systems, Inc.	656	12
* ScanSource, Inc.	193	9
* KEMET Corp.	1,262	9
* Identix, Inc.	1,302	7

		174

Financial Data Processing Services (5.2%)
First Data Corp.	13,248	501
Automatic Data Processing, Inc.	9,309	408
* SunGard Data Systems, Inc.	4,677	162
Paychex, Inc.	5,558	161
* Fiserv, Inc.	3,198	138
* DST Systems, Inc.	1,080	52
* CheckFree Corp.	1,276	48
Fair, Isaac, Inc.	1,107	38
Certegy, Inc.	1,008	38
Global Payments Inc.	498	35
* Alliance Data Systems Corp.	670	25
* Kronos, Inc.	520	23
Jack Henry & Associates Inc.	1,217	22
* eFunds Corp.	837	17
Total System Services, Inc.	678	17
* Digital Insight Corp.	591	13
* Advent Software, Inc.	409	8
* iPayment Holdings, Inc.	176	7
* CCC Information Services Group	88	2

		1,715

Financial Information Services (0.1%)
FactSet Research Systems Inc.	473	15
* S1 Corp.	1,042	5
* HomeStore, Inc.	1,517	3

		23

Identification Control & Filter Devices (0.6%)
* Agilent Technologies, Inc.	7,067	170
* Paxar Corp.	561	10
* Veeco Instruments, Inc.	421	6
* Asyst Technologies, Inc.	795	3
* Advanced Energy Industries, Inc.	309	3

		192

Machinery—Specialty (0.1%)
* Applied Films Corp.	219	6
Helix Technology Corp.	390	5
* Semitool, Inc.	250	2

		13

Medical & Dental Instruments & Supplies (0.0%)
Landauer, Inc.	132	6

Miscellaneous Materials & Processing (0.0%)
* Rogers Corp.	296	12

Office Furniture & Business Equipment (1.3%)
* Xerox Corp.	15,425	209
* Lexmark International, Inc.	2,094	143
Diebold, Inc.	1,158	58
* Presstek, Inc.	503	4

		414

Production Technical Equipment (2.9%)
Applied Materials, Inc.	26,626	437
KLA-Tencor Corp.	3,168	144
* LAM Research Corp.	2,236	69
Novellus Systems, Inc.	2,299	61
* Teradyne, Inc.	3,137	41
* Varian Semiconductor Equipment Associates, Inc.	608	25
Cognex Corp.	706	18
* Cymer, Inc.	630	18
* Dionex Corp.	326	15
* ATMI, Inc.	483	14
* Photronics Inc.	475	11
* Axcelis Technologies, Inc.	1,583	11
* Brooks Automation, Inc.	680	10
MTS Systems Corp.	303	10
* Credence Systems Corp.	1,081	9
* Entegris Inc.	879	9
* Mykrolis Corp.	608	8
* FEI Co.	386	8
* Electro Scientific Industries, Inc.	437	8
* Ultratech, Inc.	338	6
* Mattson Technology, Inc.	642	5
* Kulicke & Soffa Industries, Inc.	855	5
* Photon Dynamics, Inc.	247	5
* LTX Corp.	917	4
* Rudolph Technologies, Inc.	194	3

	954

Retail (0.2%)
CDW Corp.	1,093	64
* Global Imaging Systems, Inc.	361	11

		75

Scientific Equipment & Supplies (0.0%)
* Newport Corp.	618	9

Services—Commercial (0.6%)
Sabre Holdings Corp.	2,194	44
* Iron Mountain, Inc.	1,486	43
* Convergys Corp.	2,360	32
* Hewitt Associates, Inc.	687	17
* MPS Group, Inc.	1,634	15
* Gartner, Inc. Class B	1,494	15
MAXIMUS, Inc.	299	10
* Cogent Inc.	224	4
* Pegasus Solutions Inc.	353	4
* Forrester Research, Inc.	224	4
Startek, Inc.	211	3
* Autobytel Inc.	584	3
* NetRatings, Inc.	161	2

		196

Telecommunications Equipment (0.4%)
* Andrew Corp.	2,365	31
Plantronics, Inc.	804	28
* Polycom, Inc.	1,573	27
* Interdigital Communications Corp.	856	16
Belden CDT Inc.	732	15
* Powerwave Technologies, Inc.	1,545	14
* Arris Group Inc.	1,382	12

		143

Utilities—Telecommunications (0.0%)
* Intrado Inc.	225	3

Wholesalers (0.1%)
* Tech Data Corp.	941	34
* Brightpoint, Inc.	272	5

		39

TOTAL INVESTMENTS
(Cost $34,844)		33,180

OTHER ASSETS AND LIABILITIES—NET (-0.4%)		(129)

NET ASSETS (100%)		$33,051

*Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2005, the cost of investment securities for tax purposes was $34,844,000. Net unrealized depreciation of investment securities for tax purposes was $1,664,000, consisting of unrealized gains of $1,569,000 on securities that had risen in value since their purchase and $3,233,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.